ORDINARY SHARES AND STATUTORY RESERVE (Treasury Shares) (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Class of Stock [Line Items]
Total consideration of Shares repurchased | ¥	¥ 1,038,878		¥ 161,342
Treasury Shares
Class of Stock [Line Items]
Share repurchase plan, authorized amount					$ 30
Shares repurchased | shares	0	3,768,495	1,755,666
Total consideration of Shares repurchased | ¥		¥ 202,066	¥ 161,342
Treasury Shares | Minimum
Class of Stock [Line Items]
Share repurchase plan, authorized amount				$ 30
Treasury Shares | Maximum
Class of Stock [Line Items]
Share repurchase plan, authorized amount				$ 70